Consolidated Statement of Financial Position (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Financial Position
Notes and accounts receivable - trade, allowances	$ 255	$ 256
Short-term financing receivables, allowances	288	311
Other accounts receivable, allowances	17	11
Long-term financing receivables, allowances	$ 66	$ 38
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,197,561,159	2,182,469,838
Treasury stock, shares (in shares)	1,080,193,483	1,019,287,274